March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock 2037 Municipal Target Term Trust (BMN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama(a) — 2.4%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(b)	$1,235	$ 1,252,610
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56	2,510	2,555,407
		3,808,017
Arizona — 2.0%
Arizona Industrial Development Authority, RB, 5.00%, 07/01/38(b)	460	461,537
La Paz County Industrial Development Authority, RB, 5.00%, 02/15/46(b)	500	478,360
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,000	2,110,227
		3,050,124
California — 4.6%
California Community Choice Financing Authority, RB, Series E-2, Sustainability Bonds, 4.12%, 02/01/54(a)	625	633,645
California Enterprise Development Authority, RB, 7.60%, 11/15/37(b)	1,000	1,011,385
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	440	233,200
California Public Finance Authority, RB(b)
Series A, 5.88%, 06/01/39	750	739,886
Sustainability Bonds, 5.00%, 11/15/36	1,000	1,004,611
California School Finance Authority, RB, Series A, 5.00%, 07/01/45(b)	1,000	991,886
California School Finance Authority, Refunding RB, Sustainability Bonds, 5.25%, 08/01/38(b)	125	128,407
California Statewide Communities Development Authority, RB, Series A, 5.00%, 12/01/41(b)	2,500	2,502,168
		7,245,188
Colorado — 3.6%
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/39	750	726,604
Series A, 4.00%, 11/15/50	1,575	1,359,586
Denver Convention Center Hotel Authority, Refunding RB, Series A, 5.00%, 12/01/40	2,000	1,995,289
Eagle County Airport Terminal Corp., ARB, Series B, AMT, 5.00%, 05/01/41	1,000	1,001,059
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/37	500	501,890
		5,584,428
Delaware — 0.3%
Delaware State Economic Development Authority, Refunding RB, Series A, 4.00%, 10/01/45(a)	400	393,475
District of Columbia — 0.7%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	1,000	1,136,303
Florida — 7.2%
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/43	2,750	1,154,515
Series A-2, 0.00%, 10/01/46	6,175	2,110,567
Florida Development Finance Corp., RB(a)(b)
AMT, 6.13%, 07/01/32	400	400,258
Series A, Class A, AMT, 4.38%, 10/01/54	250	251,160
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.00%, 07/01/44	315	306,127
Security	Par (000)	Value
Florida (continued)
Floridaorida Development Finance Corp., RB, AMT, 07/01/32(b)(d)	$315	$ 313,540
Gas Worx Community Development District, SAB, 5.00%, 05/01/36(b)	615	630,667
Greater Orlando Aviation Authority, ARB, AMT, 5.50%, 11/01/37	1,500	1,562,604
Normandy Community Development District, SAB, 4.63%, 05/01/31(b)	440	441,691
Orange County Health Facilities Authority, RB, 5.00%, 08/01/35	500	500,422
Rookery Community Development District, SAB, 5.00%, 05/01/44	500	488,866
Village Community Development District No. 15, SAB, 4.85%, 05/01/38(b)	400	409,367
Village Community Development District No. 16, SAB, 4.50%, 05/01/40	2,750	2,751,863
		11,321,647
Georgia — 2.2%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	250	246,964
Development Authority of Cobb County, RB, Series A, 5.70%, 06/15/38(b)	625	630,780
Gainesville & Hall County Hospital Authority, RB, 4.00%, 02/15/46	1,010	912,322
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/37	1,500	1,600,218
		3,390,284
Illinois — 7.3%
Chicago Board of Education, GO, Series C, 5.25%, 12/01/39	2,675	2,571,512
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/42	1,250	1,322,516
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/47	1,000	1,000,065
City of Chicago Illinois, GO
Series A, 5.50%, 01/01/41	1,855	1,891,913
Series C, 6.00%, 01/01/43	1,000	1,079,060
Illinois Finance Authority, RB, Series A, 6.50%, 05/15/42	250	266,918
Illinois Finance Authority, Refunding RB
4.00%, 08/15/41	1,170	1,100,672
Series A, 5.00%, 05/15/41	310	299,280
Metropolitan Pier & Exposition Authority, RB, Series A, (NPFGC), 0.00%, 06/15/37(c)	2,000	1,255,769
Rock Island County School District No. 41 Rock Island/Milan, GO, Series A, (AGM), 5.00%, 01/01/44	600	621,139
		11,408,844
Iowa — 2.2%
Iowa Finance Authority, RB
4.75%, 08/01/42	2,000	2,000,130
Series A, 5.00%, 05/15/43	1,500	1,480,143
		3,480,273
Louisiana — 0.9%
Louisiana Housing Corp., RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.60%, 12/01/42	995	1,018,034
Louisiana Public Facilities Authority, Refunding RB, Series A, 5.00%, 12/15/43(b)	335	325,571
		1,343,605
Maine — 0.1%
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(a)(b)	100	103,313

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland — 2.5%
City of Baltimore MD, RB, 5.00%, 06/01/45(b)	$825	$ 813,311
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	1,500	1,531,863
Maryland Health & Higher Educational Facilities Authority, Refunding RB, (AGM), 5.00%, 07/01/45	1,500	1,576,750
		3,921,924
Massachusetts — 6.3%
Massachusetts Development Finance Agency, RB
5.00%, 07/01/42	1,000	999,287
5.25%, 08/15/42	2,000	2,093,965
Series A, 5.00%, 01/01/47	2,500	2,416,023
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/44	2,500	2,504,322
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C-1, Sustainability Bonds, 4.50%, 12/01/45	1,860	1,832,050
		9,845,647
Michigan — 7.2%
Michigan Finance Authority, RB, 4.00%, 02/15/44	1,275	1,174,931
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	1,000	1,005,843
Michigan State Housing Development Authority, RB, S/F Housing
Series D, Sustainability Bonds, 5.10%, 12/01/37	2,250	2,354,557
Series D, Sustainability Bonds, 5.20%, 12/01/40	2,750	2,811,417
Michigan Strategic Fund, RB, AMT, (AGM), 4.50%, 06/30/48	2,500	2,285,653
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	1,000	930,639
Wayne County Airport Authority, Refunding RB, AMT, 5.00%, 12/01/44	590	612,763
		11,175,803
Minnesota — 1.0%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,420	1,488,289
Nevada(b) — 0.6%
City of North Las Vegas Nevada, SAB
5.50%, 06/01/37	485	505,121
5.75%, 06/01/42	485	502,189
		1,007,310
New Hampshire — 3.6%
New Hampshire Business Finance Authority, RB, Class A, Sustainability Bonds, 5.25%, 06/01/42	1,500	1,589,161
New Hampshire Business Finance Authority, RB, M/F Housing
Series 1, 4.50%, 04/20/43(a)	2,000	1,951,993
Series 2025, Subordinate, 5.15%, 09/28/37	590	582,128
Class A-1, Sustainability Bonds, 4.75%, 06/20/41(a)	1,507	1,529,722
		5,653,004
New Jersey — 4.3%
New Jersey Economic Development Authority, RB, Series A, 5.00%, 06/15/42	1,500	1,525,556
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 11/01/45	1,000	1,026,192
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	$2,200	$ 2,334,318
Series AA, 5.00%, 06/15/45	460	486,544
South Jersey Port Corp., Refunding ARB, Series S, 5.00%, 01/01/39	1,350	1,350,772
		6,723,382
New Mexico — 0.6%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	1,000,516
New York — 7.1%
Build NYC Resource Corp., RB, Sustainability Bonds, 5.00%, 06/01/32(b)	400	406,826
Metropolitan Transportation Authority, Refunding RB, Series C, Sustainability Bonds, 5.00%, 11/15/42	500	515,869
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 12/01/37	1,670	1,670,521
New York City Housing Development Corp., RB, M/F Housing, Series S, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	1,500	1,513,479
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/40	1,500	1,500,801
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	250	261,844
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/36	1,500	1,523,293
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/40	1,500	1,521,135
AMT, Sustainability Bonds, 5.50%, 06/30/38	1,000	1,058,420
Onondaga Civic Development Corp., RB, 5.00%, 07/01/40	1,075	1,075,217
		11,047,405
North Carolina — 1.4%
North Carolina Medical Care Commission, RB
5.25%, 12/01/44	710	748,056
5.25%, 12/01/45	500	522,205
North Carolina Turnpike Authority, Refunding RB, Series A, 5.00%, 07/01/42	995	964,021
		2,234,282
Ohio — 4.5%
County of Franklin Ohio, RB, 5.00%, 05/15/40	3,140	3,143,259
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	1,220	1,248,521
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	1,000	916,833
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,680	1,680,004
		6,988,617
Oklahoma — 1.2%
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,000	1,009,808
Tulsa Municipal Airport Trust Trustees, Refunding, ARB
AMT, 6.25%, 12/01/35	265	300,293
AMT, 6.25%, 12/01/40	540	591,416
		1,901,517
Oregon — 2.7%
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	1,140	1,139,952
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon (continued)
Port of Portland OR Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	$1,835	$ 1,843,467
Washington & Multnomah Counties School District No. 48J Beaverton, GO, CAB, Series A, (GTD), 0.00%, 06/15/37(c)	2,000	1,269,171
		4,252,590
Pennsylvania — 13.9%
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,000	2,008,350
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	890	913,226
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	2,580	2,668,138
City of Philadelphia PA Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	1,500	1,500,236
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	1,000	1,002,802
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 11/15/36	350	352,427
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	5,000	5,245,132
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.00%, 05/01/41	1,500	1,501,915
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 149A, Sustainability Bonds, 5.10%, 10/01/45	2,500	2,544,221
Series 151-A, Sustainability Bonds, 4.60%, 10/01/45	2,000	1,994,594
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	1,500	1,521,063
Philadelphia Authority for Industrial Development, RB
5.00%, 05/01/27(e)	245	251,110
5.00%, 11/01/47	255	247,120
		21,750,334
Puerto Rico — 4.5%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	3,447	3,763,304
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,500	1,478,262
Series A-1, Restructured, 4.55%, 07/01/40	1,750	1,743,168
		6,984,734
South Carolina — 3.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	805	865,570
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 04/01/41	1,090	1,121,754
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.00%, 11/15/47	2,500	2,503,324
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/42	1,500	1,639,042
		6,129,690
Tennessee — 2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB
5.00%, 10/01/38	1,000	998,638
Series A, 5.00%, 10/01/41	1,000	965,236
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,500	1,594,528
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	925	977,977
		4,536,379
Security	Par (000)	Value
Texas — 5.3%
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	$1,000	$ 1,035,921
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	2,000	1,979,027
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	2,140	2,139,992
New Hope Cultural Education Facilities Finance Corp., RB, 5.00%, 08/15/39(b)	425	415,565
Newark Higher Education Finance Corp., RB, Series A, 5.00%, 08/15/37	500	487,865
San Antonio Water System, Refunding RB, Series A, Junior Lien, 4.00%, 05/15/40	810	800,701
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	1,500	1,500,179
		8,359,250
Utah — 1.1%
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.25%, 06/01/43	1,000	1,093,408
Series B, 2nd Lien, (AGM), 5.25%, 06/01/43	600	656,044
		1,749,452
Vermont — 0.8%
Vermont Economic Development Authority, RB, AMT, 4.63%, 04/01/36(a)(b)	1,300	1,310,172
Virginia — 0.3%
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/40	500	472,072
Washington — 2.6%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/44	500	519,415
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/43	1,000	1,005,809
Washington State Housing Finance Commission, RB, M/F Housing, Series 1, Sustainability Bonds, 3.38%, 04/20/37	975	902,818
Washington State Housing Finance Commission, Refunding RB, Series A, 5.00%, 07/01/38	1,590	1,650,742
		4,078,784
Wisconsin — 3.2%
Public Finance Authority, RB
5.00%, 07/15/30(b)	147	146,955
5.00%, 06/15/34	430	439,394
5.00%, 07/01/35(b)	350	364,382
Series A, AMT, Senior Lien, 5.50%, 07/01/44	500	510,624
Public Finance Authority, Refunding RB
5.25%, 05/15/42(b)	1,230	1,233,936
Series B, AMT, 5.00%, 07/01/42	1,500	1,500,190
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/27	745	756,108
		4,951,589
Wyoming — 1.3%
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	2,000	1,999,783
Total Municipal Bonds — 116.3% (Cost: $179,748,285)		181,828,026

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
Alabama — 3.2%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	$5,000	$ 5,028,272
Colorado — 2.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.00%, 11/15/42	4,000	4,164,648
Idaho — 3.4%
Idaho Health Facilities Authority, Refunding RB, Class A, 5.00%, 03/01/43	5,000	5,307,897
Illinois — 6.5%
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	5,000	5,157,714
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/55	5,000	5,032,539
		10,190,253
Kansas — 3.3%
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50(g)	5,000	5,106,848
Maryland — 2.6%
Maryland Community Development Administration, RB, S/F Housing, Sustainability Bonds, 4.95%, 09/01/42	4,000	4,153,092
Massachusetts — 3.3%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 05/01/48	5,000	5,186,853
Michigan — 3.2%
Michigan Finance Authority, Refunding RB
5.00%, 12/01/42	4,675	4,758,906
5.00%, 12/01/42(e)	190	193,410
		4,952,316
Pennsylvania — 11.7%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/37	1,640	1,772,330
Series A, AMT, (AGM), 5.25%, 01/01/40	1,700	1,836,957
Series A, AMT, (AGM), 5.50%, 01/01/41	1,660	1,794,105
Series A, AMT, (AGM), 5.50%, 01/01/42	1,500	1,621,298
General Authority of Southcentral Pennsylvania, Refunding RB, 5.00%, 06/01/39	5,000	5,162,838
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.13%, 10/01/41	5,930	6,150,699
		18,338,227
Washington(g) — 6.7%
Fircrest Properties, RB, Sustainability Bonds, 5.50%, 06/01/49	5,000	5,313,544
State of Washington, GO, Series C, 5.00%, 02/01/49	5,000	5,188,181
		10,501,725
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.6% (Cost: $71,730,302)		72,930,131

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(h)(i)	3,664	$ 6,045
Total Warrants — 0.0% (Cost: $ — )		6,045
Total Long-Term Investments — 162.9% (Cost: $251,478,587)		254,764,202
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.23%(j)(k)	354,081	354,116
Total Short-Term Securities — 0.2% (Cost: $354,116)		354,116
Total Investments — 163.1% (Cost: $251,832,703)		255,118,318
Other Assets Less Liabilities — 1.7%		2,670,999
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.9)%		(51,492,076)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.9)%		(49,922,570)
Net Assets Applicable to Common Shares — 100.0%		$ 156,374,671

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 1, 2032 to September 1, 2032, is
$11,641,840.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock 2037 Municipal Target Term Trust (BMN)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 633,348	$ —	$ (279,232)(a)	$ —	$ —	$ 354,116	354,081	$ 3,864	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 181,828,026	$ —	$ 181,828,026
Municipal Bonds Transferred to Tender Option Bond Trusts	—	72,930,131	—	72,930,131
Warrants	—	—	6,045	6,045
Short-Term Securities
Money Market Funds	354,116	—	—	354,116
	$354,116	$254,758,157	$6,045	$255,118,318
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(51,269,997)	$—	$(51,269,997)
VRDP Shares at Liquidation Value	—	(50,000,000)	—	(50,000,000)
	$—	$(101,269,997)	$—	$(101,269,997)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock 2037 Municipal Target Term Trust (BMN)

Portfolio Abbreviation (continued)
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
Schedule of Investments